COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 05, 2018	Jun. 30, 2024	Jun. 30, 2023
Government and Other Grants [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security		$ 286
May 2012 Agreement [Member]
Government and Other Grants [Line Items]
Participation Rights		4.00%
Agreement, start date		May 09, 2012
Agreement termination description		In 2014, the May 2012 Agreement was terminated, except with respect to certain payments arising from the Bayer Agreement which survive termination of the May 2012 Agreement until August 5, 2025.
Commercial License Agreement [Member]
Government and Other Grants [Line Items]
Percentage of royalties on net sales	1.00%
Government and Other Grants [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received		100.00%
Royalties paid to the IIA		$ 278	$ 0
Royalty Contingent Obligations		$ 8,870
Government and Other Grants [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		3.00%
Government and Other Grants [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		5.00%